Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 37.4	€ 42.2
Additional provision in the period	26.5	5.9
Release of provision	(10.3)	(4.0)
Utilization of provision	(17.1)	(6.0)
Foreign exchange		(0.7)
Provisions, ending balance	36.5	37.4
Provisions	36.5	37.4
Current	35.1	36.1
Non-current	(1.4)	(1.3)
Provisions	(36.5)	(37.4)
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	4.8	5.6
Additional provision in the period	21.9	2.6
Release of provision	(6.3)	(0.6)
Utilization of provision	(7.7)	(2.5)
Foreign exchange		(0.3)
Provisions, ending balance	12.7	4.8
Provisions related to other taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	8.7	7.9
Additional provision in the period	0.0	0.9
Release of provision	(1.0)	0.0
Utilization of provision	(0.1)	(0.1)
Foreign exchange		0.0
Provisions, ending balance	7.6	8.7
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	23.9	28.7
Additional provision in the period	4.6	2.4
Release of provision	(3.0)	(3.4)
Utilization of provision	(9.3)	(3.4)
Foreign exchange		(0.4)
Provisions, ending balance	€ 16.2	€ 23.9